Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Equity [Abstract]
Schedule of share capital
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	6,798,840	25,714,285	3,091,740

Schedule of issued and outstanding share capital
Number of ordinary shares
Balance at January 1, 2022	3,091,740

Issuance of share capital – June 2022 Financing Round (Note 18h)	335,000

Exercise of pre-funded warrants (Note 18g)	100,000

Exercise of pre-funded warrants (Note 18h)	3,211,100

Share issued to a consultant (Note 18f)	61,000

Balance at December 31, 2022	6,798,840

Schedule of warrants fair value was calculated using the Black-Scholes OPM
	December 31, 2022	June 1, 2022
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.97	2.74
Underlying share price ($)	0.756	2,87
Exercise price ($)	2.63	2.63
Warrants fair value ($)	2,396	10,209